CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Current Assets:
Cash and cash equivalents	$ 482,000	$ 493,700
Restricted cash	300,000	0
Investment securities	281,800	415,400
Trade accounts receivable, less allowance for doubtful accounts of $11,600 in 2015 and 2014	1,081,700	756,700
Inventories	2,213,700	2,309,200
Prepaid expenses and other current assets	68,600	123,100
Deferred taxes	114,200	86,000
Total current assets	4,542,000	4,184,100
Property and equipment, net	235,200	252,100
Intangible assets, net	1,451,900	1,795,900
Goodwill	705,300	705,300
Other assets	52,500	28,200
Deferred taxes	154,500	146,200
Total assets	7,141,400	7,111,800
Current Liabilities:
Accounts payable	227,600	373,700
Customer advances	76,400	89,500
Accrued expenses and taxes	519,900	442,800
Contingent consideration, current portion	106,800	109,000
Notes payable	200,000	26,700
Total current liabilities	1,130,700	1,041,700
Contingent consideration payable, less current portion	260,300	391,000
Total liabilities	1,391,000	1,432,700
Shareholders' equity:
Common stock, $.05 par value; authorized 7,000,000 shares; issued 1,508,914 shares in 2015 and 1,488,914 in 2014	75,400	74,400
Additional paid-in capital	2,486,700	2,420,700
Accumulated other comprehensive income (loss)	(3,300)	1,100
Retained earnings	3,244,000	3,235,300
Total	5,802,800	5,731,500
Less common stock held in treasury, at cost, 19,802 shares	52,400	52,400
Total shareholders' equity	5,750,400	5,679,100
Total liabilities and shareholders' equity	$ 7,141,400	$ 7,111,800